[Letterhead of Sutherland Asbill & Brennan LLP
                           1275 Pennsylvania Ave., NW
                              Washington, DC 20004]



MARY JANE WILSON-BILIK
DIRECT LINE: 202.383.0660
Internet: mjwilson-bilik@sablaw.com


                                  June 28, 2002


VIA EDGARLINK
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                     Re:  Conseco Variable Insurance Company
                          Conseco Variable Annuity Account I
                          Advantage Strategy
                          Post-Effective Amendment No. 4 to Form N-4
                          (File Nos. 333-53836; 811-10213)
                          -------------------------------------------
\
Commissioners:

     On behalf of Conseco Variable Insurance Company (the "Company") and Conseco Variable Annuity Account I (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of supplement to the prospectus for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on June 24, 2002.

     If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0660.

                                             Very truly yours,


                                             /s/ Mary Jane Wilson-Bilik
                                             --------------------------
                                             Mary Jane Wilson-Bilik

cc:  Meg Cullem-Fiore, Esq., Conseco Variable Insurance Company